Redeemable Noncontrolling Interests And Noncontrolling Interests (Tables)	6 Months Ended
Jun. 30, 2019
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interests Activities
The Company’s redeemable
non-controlling
interests’ activities for the six months ended June 30,
2019 is summarized as follows:

Six months ended June 30, 2019
Beginning balance as at December 31, 2018	96,936,855
Issuance of Redeemable non-controlling interests, net of issuance costs	27,483,649
Foreign exchange impacts	767,115
Accretion to redemption value of redeemable non-controlling interests	5,293,586

Ending balance as at June 30, 2019	130,481,205